Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

January 7, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life Insurance and Annuity Company of New York (“SLNY”) and
Sun Life Assurance Company of Canada (U.S.) (“SLUS”) (the “Registrants”)

Amendment No. 1 to Registration Statement on Form S-3 Pertaining to
MFS Futurity NY and Regatta Gold NY Contracts and Related Subordinated Guarantee
File Nos. File Nos. 333-169559 and 333-169559-01

Commissioners:

Pursuant to Rule 415(a)(5) and (6) under the Securities Act of 1933, the above-captioned Registration Statement on Form S-3 (the “New Registration Statement”) was filed with the Securities and Exchange Commission ("SEC") on September 24, 2010, for the purpose of registering the continued offer and sale of certain market value adjusted interests and a related subordinated guarantee that are now registered pursuant to a currently-effective registration statement on Form S-3 (File Nos. File Nos. 333-144908 and 333-144908-01).

The purpose of this Amendment No. 1 to the New Registration Statement is to:

•
Incorporate by reference the Financial Statements from SLUS’ Form 10-K dated 12/31/2009, its Forms 10-Q dated 3/31/2010, 6/30/2010, and 9/30/2010, and all of its other filings made pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Exchange Act since June 30, 2010;

•	Update the “Experts” section of each prospectus to refer to Deloitte & Touche,
•	Add the consent of Deloitte & Touche as an exhibit, and
•	Respond to comments on the New Registration Statement made by the SEC Staff in a telephone conversation on November 23, 2010.

The Staff comments recommend (1) adding disclosure, similar to what was added to recently approved Sun Life N-4 registration statements, describing electronic transfers by registered representatives of brokers/dealers and (2) revising confusing disclosure relating to the ability of the supplement, which is included in the filing, to modify or supersede any previously filed supplement or amendment.

Registrants have made the recommended revisions. Registrants have also added new disclosure, similar to what was added to recently approved Sun Life N-4 registration statements, updating the “Voting of Fund Shares” and “Legal Proceeding” disclosure.  For the convenience of the Staff, Registrants have attached a copy of the supplement included in the filing, marked to show all changes made.

Registrants and the principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the New Registration Statement to a date on or about January 21, 2011.  The Registrants and the principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Registrants acknowledge and represent that:

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●	the Registrants may not assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Registrants acknowledge and represent that:

●
the Registrants are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

●
the Registrants may not assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Should you have any questions regarding this correspondence or any of the New Registration Statement, please contact the undersigned at (781) 263-6402 or Elizabeth B. Love, Esquire, at (781) 263-6302.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Rebecca A. Marquigny, Esquire
Thomas C. Lauerman,, Esquire